Contract liabilities and other advances (Tables)	6 Months Ended
Jun. 30, 2023
Contract liabilities [abstract]
Schedule of contract liabilities

	Within one year		More than one year
	June, 30	December 31,	June, 30	December 31,
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Contract liabilities
Revenue generating collaborations	23,534	29,433	55,625	58,451
Total contract liabilities	23,534	29,433	55,625	58,451

Other advances
Grants	85	959	—	—
Joint Operations	6,112	8,420	733	719
Total other advances	6,197	9,379	733	719

Total contract liabilities and other advances	29,731	38,812	56,358	59,170

Schedule of movement in contract liabilities and other advances	A reconciliation of the movement in contract assets for the Group is as follows:

	January 1, 2023	Recognised as income	Deductions	June 30, 2023
	£’000	£’000	£’000	£’000
Collaboration contract assets	—	—	—	—
Accrued income on grants	176	117	(176)	117
Total contract assets and accrued grant income	176	117	(176)	117

	January 1, 2022	Recognised as income	Deductions	Foreign exchange	December 31, 2022
	£’000	£’000	£’000	£’000	£’000
Grants	126	171	(143)	22	176
Collaboration contract assets	179	(69)	(110)	—	—
Total contract assets and accrued grant income	305	102	(253)	22	176
A reconciliation of the movement in contract liabilities and other advances for the six months ended June 30, 2023 is as follows:

	January 01, 2023	Additions	Recognised in the income statement	Foreign exchange	June 30, 2023
	£’000	£’000	£’000	£’000	£’000
Grants	959	—	(871)	(3)	85
Revenue generating collaborations	87,884	—	(8,726)	1	79,159
Joint operations	9,139	—	(2,294)	—	6,845
Total contract liabilities and other advances	97,982	—	(11,891)	(2)	86,089
A reconciliation of the movement in contract liabilities and other advances for the year ended December 31, 2022 is as follows:

	January 01, 2022	Additions	Recognised in the income statement	Foreign exchange	December 31, 2022
	£’000	£’000	£’000	£’000	£’000
Grants	1,889	715	(1,648)	3	959
Revenue generating collaborations	28,946	85,700	(26,769)	7	87,884
Joint operations	15,486	—	(6,347)	—	9,139
Total contract liabilities and other advances	46,321	86,415	(34,764)	10	97,982